Restricted Cash (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Non-current	R 107	R 92
Current	62	44
Total restricted cash	169	136
Current restricted cash, released from environmental trusts	22	20
Current Restricted Cash [line items]
Restricted cash	62	44
PNG operations
Current Restricted Cash [line items]
Current restricted cash, set aside for affected communities in PNG operations	32	R 24
Harmony Gold Community Trust
Subclassifications of assets, liabilities and equities [abstract]
Current	8
Current Restricted Cash [line items]
Restricted cash	R 8